SUN CAPITAL ADVISERS TRUST

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund

Sun Capital Money Market Fund

SC AllianceBernstein International Value Fund

SC BlackRock Inflation Protected Bond Fund

SC BlackRock International Index Fund

SC BlackRock Large Cap Index Fund

SC BlackRock Small Cap Index Fund

SC Columbia Small Cap Value Fund

SC Davis Venture Value Fund

SC Goldman Sachs Mid Cap Value Fund

SC Goldman Sachs Short Duration Fund

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

SC Ibbotson Tactical Opportunities Fund

SC Invesco Small Cap Growth Fund

SC Lord Abbett Growth & Income Fund

SC PIMCO High Yield Fund

SC PIMCO Total Return Fund

SC WMC Blue Chip Mid Cap Fund

SC WMC Large Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012

To the Initial Class and Service Class Prospectuses, each dated May 1, 2012

(as supplemented August 16, 2012 and November 23, 2012)

On August 13-14, 2012, the Board of Trustees of Sun Capital Advisers Trust (the “Trust”) approved, and determined to recommend that shareholders approve, the following proposals (the affected Funds are included after each proposal):

1.	To elect ten individuals as members of the Board of Trustees of the Trust replacing the current members of the Board (all Funds, voting together).

2.	To approve a new advisory agreement with Massachusetts Financial Services Company (“MFS”) (all Funds other than SC Ibbotson Tactical Opportunities Fund, voting separately).

3.	To approve an amendment to the Trust’s Declaration of Trust (all Funds, voting together).

4.	To approve revisions to, or elimination of, certain fundamental investment restrictions (Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock Small Cap Index Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund, voting separately).

5.

To approve a Plan of Liquidation to liquidate the assets of the Fund and distribute the liquidation proceeds to the Fund’s shareholders (Sun Capital Money Market Fund, SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, and SC BlackRock Large Cap Index Fund, voting separately).[1]

6.	To approve a re-classification of diversification status from “diversified” to “non-diversified” (SC Blackrock Inflation Protected Bond Fund only).

7.	To approve an Agreement and Plan of Reorganization providing that the Fund that would combine and merge into a corresponding variable insurance fund advised by MFS (SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund, and SC PIMCO High Yield Fund, voting separately).

[1]

The SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”) will liquidate on its own without a shareholder meeting. The only shareholders of the Tactical Fund are SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. As part of the transition and integration plan, these three Funds will withdraw all of their investments in the Tactical Fund.

Each Fund’s shareholders of record voted to approve the proposal(s) applicable to the shareholder’s Fund(s) at shareholder meetings held on November 26, 2012. The proposals are expected to take effect on or about December 7, 2012 (the “Effective Date”).

The proposals are part of a transition and integration plan whereby management of the Funds will transfer to MFS, and the Trust will be integrated into the MFS family of variable insurance funds. The investment adviser to each Fund is currently Sun Capital Advisers LLC (“Sun Capital”), which either manages the Fund directly or employs an affiliated or unaffiliated subadviser to do so. MFS is an affiliate of Sun Capital and the Trust (and the subadviser to the SC Global Real Estate Fund).

A summary of how Proposals 2, 5 and 7 apply to the various Funds is set forth below.

I. The Transitioning of Certain Funds into MFS Funds

The Funds listed in the “Transitioning Funds” column in the table below will be transitioned to become MFS Funds. Their investment strategies will change to reflect MFS’ investment process, and their names will change to reflect that MFS will manage the funds directly, without any subadvisers.

TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund	6. MFS Moderate Allocation Portfolio
7. SC Ibbotson Conservative Fund	7. MFS Conservative Allocation Portfolio
8. SC Ibbotson Growth Fund	8. MFS Growth Allocation Portfolio
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio

II. The Liquidation of Certain Funds

The Funds listed as “Liquidating Funds” below will be liquidated.

LIQUIDATING FUNDS
1. Sun Capital Money Market Fund
2. SC AllianceBernstein International Value Fund
3. SC BlackRock International Index Fund
4. SC BlackRock Large Cap Index Fund

III. The Reorganization and Merger of Certain Funds into MFS Successor Funds.

The Funds listed in the “Merging Funds” column in the table below will reorganize and merge into the corresponding MFS funds listed in the “Successor Funds” column. MFS manages each of the Successor Funds directly, without a subadviser.

MERGING FUNDS	MFS SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

SC BlackRock Inflation Protected Bond Fund

The average annual total return shown for the Barclays Capital Global Real Estate Index: U.S. TIPS (the “Index”) on page 75 of the Initial Class prospectus and on page 76 of the Service Class prospectus is understated as 12.56% for the One Year period ended December 31, 2011 and as 8.07% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the One Year period ended December 31, 2011 is 13.56% and for the Since Inception period ended December 31, 2012 is 8.33%.

SC Goldman Sachs Short Duration Fund

The average annual total return shown for the Barclays Capital 1-3 Year U.S. Government/Credit Index (the “Index”) on page 80 of the Initial Class prospectus and on page 81 of the Service Class prospectus is understated as 2.36% for the Since Inception period ended December 31, 2012. The correct average annual total return for the Index for the Since Inception period ended December 31, 2012 is 2.73%.

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